Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	$ 20	$ 56	$ 36
Tax on exceptional items [member]
Disclosure Of Exceptional Items [line items]
Current tax credit/(charge) relating to reorganisation cost	4	11	13
Deferred tax credit/(charge) relating to litigation costs	6	5
Current tax credit in respect of acquisition costs		2
Current tax charge on the sale of a minority investment		(2)	(28)
Deferred tax credit relating to associate investment impairment			7
Deferred tax credit relating to integration costs			6
Deferred tax credit charge impairment right of use asset and fair value gan loss contingent purchase consideration	(1)
Deferred tax credit charge impairment of management agreement	13
Deferred tax charge relating to 2014 disposal	(2)
Exceptional tax [member]
Disclosure Of Exceptional Items [line items]
Current tax charge (Credit)		5	(32)
Deferred tax			109
Deferred tax credit on unremitted earnings provision			10
Pension scheme settlement [member] | Tax on exceptional items [member]
Disclosure Of Exceptional Items [line items]
Tax credit relating to pension scheme settlement		6
Current tax charge relating to pension scheme settlement		5
Deferred tax credit relating to pension scheme settlement		1
Consultancy expense [member] | Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	6	25	24
Severance Costs [member] | Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	8	18	8
System Fund [member] | Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	$ 28	$ 47	$ 9